Consolidated Statement of Other Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Other Comprehensive Income
Net Income /(loss) for the year	$ 51,657,809	$ (15,671,914)	$ (10,532,748)
Components of Other Comprehensive Income that will not be reclassified to profit or loss
Revaluation (Losses)/Surplus of property, plant and equipment	(2,093,627)	(2,611,299)	637,240
Income tax	732,769	913,953	(1,307,425)
Net revaluation surplus of property, plant and equipment	(1,360,858)	(1,697,346)	(670,185)
(Loss) / income from equity instruments at fair value through other comprehensive income	(703,959)	(146,377)	23,960
Income tax	246,386	51,233	3,724
Net Income / (loss) from equity instruments at fair value through other comprehensive income	(457,573)	(95,144)	27,684
Total Other Comprehensive Income that will not be reclassified to profit or loss	(1,818,431)	(1,792,490)	(642,501)
Components of Other Comprehensive Income that may be reclassified to profit or loss
Income/(loss) from financial instruments at fair value through other comprehensive income	7,370,679	(3,162,706)	729,740
Income tax	(2,687,007)	1,149,076	(415,611)
Net income/loss from financial instruments at fair value through other comprehensive income	4,683,672	(2,013,630)	314,129
Foreign currency translation adjustment	442,857	190,121	2,457
Foreign currency translation adjustment for the fiscal year	442,857	190,121	2,457
Other Comprehensive Income / (loss) that may be reclassified to profit or loss	5,126,529	(1,823,509)	316,586
Other Comprehensive Income / (loss)	3,308,098	(3,615,999)	(325,915)
Other comprehensive Income / (loss) attributable to parent company	3,304,317	(3,612,173)	(325,499)
Other comprehensive Income / (loss) attributable to non-controlling interest	3,781	(3,826)	(416)
Comprehensive Income / (loss)	54,965,907	(19,287,913)	(10,858,663)
Comprehensive Income / (loss) for the year attributable to owners of the parent company	54,920,154	(19,267,084)	(10,847,225)
Comprehensive Income / (loss) for the year attributable to non-controlling interest	$ 45,753	$ (20,829)	$ (11,438)